Provisions - Provisions for Dismantling of Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Entity Information [Line Items]
Dismantling of assets	€ 973	€ 1,001
Telefónica Germany
Entity Information [Line Items]
Dismantling of assets	450	457
Telefónica Brazil
Entity Information [Line Items]
Dismantling of assets	€ 146	€ 159